Commitments and Contingencies (Tables)	6 Months Ended
Jun. 30, 2014
Commitments and Contingencies [Abstract]
Purchase obligations
	Within 1 year		Within 2 years	Within 3 years	Total
Drillships shipbuilding contracts	$502,700		498,200	928,000	1,928,900
Total obligations	$502,700	-	498,200	928,000	1,928,900